Program Rights and Intangible Assets, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of program rights and intangible assets
Program rights, gross	$ 7,120,088	$ 7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	(6,506,969)	(6,506,969)
Program rights, net
Program rights [Member]
Summary of program rights and intangible assets
Program rights, gross	20,692	20,692
Less: accumulated amortization	(20,692)	(20,692)
Program rights, net